Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

September 7, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:         Quaker Investment Trust (the "Registrant")
File No. 811-06260

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of the Registrant.  This Registration Statement is being filed to register Class A, Class C and Institutional Class shares of the Quaker Impact Growth Fund and Quaker Small/Mid-Cap Impact Value Fund (the "Acquiring Funds"), that will be issued to shareholders of the Quaker Global Tactical Allocation Fund and Quaker Mid-Cap Value Fund, respectively (the "Target Funds"), each a series of the Registrant, in connection with a transfer of substantially all of the assets of each Target Fund to the corresponding Acquiring Fund, pursuant to an Plan of Reorganization, which is included in the Registration Statement.  Shareholder approval is not being requested for this matter.  It is proposed that this filing will become automatically effective on October 7, 2018 pursuant to Rule 488 under the 1933 Act.  A definitive Prospectus/Information Statement will be filed and mailed to Target Funds' shareholders shortly thereafter.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours, /s/Jonathan M. Kopcsik Jonathan M. Kopcsik